Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued operations
Schedule of statement of profit or loss of disposal group

	1 January -	1 January -
	30 September	31 December
	2024	2023
Revenue	9,682,719	14,621,477
Cost of revenue	(3,572,701)	(9,002,732)
Gross profit	6,110,018	5,618,745
Selling and marketing expenses	(560,791)	(838,787)
Administrative expenses	(356,281)	(480,417)
Other operating income/(expense), net	33,761	364,331
Operating profit	5,226,707	4,663,872
Net finance expense / income	(86,267)	(389,792)
Profit before income tax	5,140,440	4,274,080
Tax income /(expense)	(419,454)	(551,773)
Profit/(loss) for the year from discontinued operations	4,720,986	3,722,307
Gain on sale of disposal of subsidiaries	11,546,264	-
Total	16,267,250	3,722,307

Schedule of net cash flows incurred by disposal group

	30 September 2024	31 December 2023
Cash flows from operating activities	3,791,188	9,219,057
Cash flows from investing activities	539,153	(3,481,817)
Cash flows from financing activities	(4,629,707)	(1,562,706)
Net cash (outflow)/inflow	(299,366)	4,174,534